Pensions and Post Retirement Benefits - Funded Status of Defined Benefit Pension and Post Retirement Plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Pension surpluses	$ 49.1	$ 50.8
Pension deficits	250.8	216.9
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(918.3)	(803.7)
Fair value of plan assets	836.1	747.9
Funded status of plans - deficit	(82.2)	(55.8)
Impact of asset ceiling	(1.0)	(1.0)
Net accrued liability (notes 13 and 14)	$ (83.2)	$ (56.8)
Discount rate	3.20%	3.60%
Rate of compensation increase	2.80%	3.60%
Pension surpluses	$ 49.1	$ 50.8
Pension deficits	132.3	107.6
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(118.5)	(109.3)
Fair value of plan assets	0.0	0.0
Funded status of plans - deficit	(118.5)	(109.3)
Net accrued liability (notes 13 and 14)	$ (118.5)	$ (109.3)
Discount rate	4.10%	4.20%
Rate of compensation increase	3.30%	3.50%
Health care cost trend	5.00%	5.70%